Related Party Transactions - Accrued interest and principal balances (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions
Total	$ 102,923,633	$ 88,996,117	$ 72,878,591
Azure, LLC
Related Party Transactions
Total	9,615,586	8,736,727
NACS, LLC
Related Party Transactions
Total	35,471,872	32,433,345	28,782,947
Related party
Related Party Transactions
Interest payable	37,850,832	32,599,048	26,307,393
Related party | John Redmond
Related Party Transactions
Interest payable	37,407,605	32,229,150	26,023,346
Principal Payable	22,096,055	22,096,055	21,851,055
Total	59,503,660	54,325,205	47,874,401
Related party | John Redmond | Azure, LLC
Related Party Transactions
Interest payable	2,783,599	1,904,740	860,133
Principal Payable	6,831,987	6,831,987	6,586,987
Total	9,615,586	8,736,727	7,447,120
Related party | John Redmond | NACS, LLC
Related Party Transactions
Interest payable	23,977,923	20,939,396	17,288,998
Principal Payable	11,493,949	11,493,949	11,493,949
Total	35,471,872	32,433,345	28,782,947
Related party | John Redmond | Assumed notes
Related Party Transactions
Interest payable	10,646,083	9,385,014	7,874,215
Principal Payable	3,770,119	3,770,119	3,770,119
Total	$ 14,416,202	$ 13,155,133	$ 11,644,334